Fair Value Measurements (Table)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair values determined by Level 3 inputs are based on unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Description	June 30, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Restricted cash equivalents held in Trust Account	$64,666,270	$64,666,270